Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder A
Related Party Transaction
Revenue		$ 465	$ (3,514)	$ 9,447
Stockholder B
Related Party Transaction
Revenue		7,008	1,391	508
Stockholder C
Related Party Transaction
Revenue		764	6,148	$ 18
Stockholder D
Related Party Transaction
Revenue		46
Investor
Related Party Transaction
Refund, net of taxes	$ 4,100
Investor | Stockholder A
Related Party Transaction
Accounts receivable			9
Investor | Stockholder B
Related Party Transaction
Accounts receivable		3,085	1,404
Investor | Stockholder D
Related Party Transaction
Accounts receivable		$ 1,500	$ 2,700